Document and Entity Information	Dec. 21, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Entity Registrant Name	BTRS HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38947
Entity Tax Identification Number	83-3780685
Entity Address, Address Line One	1009 Lenox Drive, Suite 101
Entity Address, City or Town	Lawrenceville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08648
City Area Code	609
Local Phone Number	235-1010
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001774155
The Nasdaq Global Select Market [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class 1 Common Stock, par value $0.0001 per share
Trading Symbol	BTRS
Security Exchange Name	NASDAQ
The Nasdaq Capital Market [Member] | Warrants, each whole warrant exercisable for one share of Class 1 Common Stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class 1 Common Stock at an exercise price of $11.50 per share
Trading Symbol	BTRSW
Security Exchange Name	NASDAQ